Rule 497(e)
                                      Registration Nos. 333-176976 and 811-22245


                      FIRST TRUST EXCHANGE-TRADED FUND III

                FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF
           FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF
                   FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF
                 (each, a "Fund" and, collectively the "Funds")

           SUPPLEMENT TO THE FUNDS' PROSPECTUS DATED APRIL 14, 2016,
                        AS SUPPLEMENTED ON JULY 1, 2016
                                      AND
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 14, 2016,
             AS SUPPLEMENTED ON JULY 1, 2016 AND DECEMBER 15, 2016


                            DATED DECEMBER 19, 2016


      Notwithstanding anything to the contrary in the Funds' Prospectus or Statement of Additional Information, as of January 1, 2017 Sam Turner will no longer serve as a portfolio manager to the Funds. Doug Sandler, Michael Jones, Adam Grossman, Chris Konstantinos and Scott Hays will continue to serve as portfolio managers to the Funds.




          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE